Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Details) - Parent Company [Member] - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current Assets
Deffered IPO Cost	$ 1,088,400	$ 199,646
Total Current Assets	1,088,400	199,646
Non-Current Assets
Investment in subsidiaries	1,879,477	1,012,473
Total Non-Current Assets	1,879,477	1,012,473
TOTAL ASSETS	2,967,877	1,212,119
Current Liabilities
Intercompany Payable	1,461,792	199,646
Total Current Liabilities	1,461,792	199,646
TOTAL LIABILITIES	1,461,792	199,646
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 25,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively)	500	500
Subscription Receivable		(500)
Additional Paid In Capital	1,161,211	1,161,211
Statutory Reserve	131,962	30,422
Retained Earning (Accumulated Deficits)	271,788	(105,233)
Accumulated Other Comprehensive Loss	(59,376)	(73,927)
Total Stockholders’ Equity	1,506,085	1,012,473
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 2,967,877	$ 1,212,119